15. Financial Assets	12 Months Ended
Dec. 31, 2020
Financial assets
Financial assets

15.        Financial assets

The financial assets consist of U.S. Dollar denominated certificates of deposit with original maturities of more than three months. As of December 31, 2020, no term deposits were held; for 2019, the fair value (level 1) of the financial assets did not differ significantly from their carrying amount.